Investments - Allowance for Expected Credit Losses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 1.9	$ 2.4	$ 5.9	$ 1.3
Expected credit losses on securities where credit losses were not previously recognized	0.2	1.2	0.7	1.7
Additions/(reductions) for expected credit losses on securities where credit losses were previously recognized	(0.8)	(0.3)	(5.2)	0.5
Securities sold/redeemed/matured	(0.7)	(0.1)	(0.8)	(0.3)
Balance at end of period	$ 0.6	$ 3.2	$ 0.6	$ 3.2